Intangible assets (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	As of December 31, 2023	As of June 30, 2024	As of June 30, 2024
	S$	S$	US$

Software development costs	2,089,338	2,499,461	1,844,348
Accumulated amortization	(542,482)	(774,978)	(571,855)
Intangible assets, net of accumulated amortization	1,546,856	1,724,483	1,272,493

Schedule of estimated amortization expense

Based on the carrying value of definite-lived intangible assets as of June 30, 2024, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
For six months period ended June 30,	S$
2025	249,946
2026	249,946
2027	217,256
2028	41,012
Total amortization expense	758,160